Goodwill and intangible assets	12 Months Ended
Dec. 31, 2025
Intangible assets and goodwill [abstract]
Goodwill and intangible assets	Goodwill and intangible assets

Accounting for goodwill and intangible assets
Goodwill
Goodwill arising on the acquisition of subsidiaries represents the excess of the fair value of the purchase consideration over the fair value of the Group’s share of the assets acquired and the liabilities and contingent liabilities assumed on the date of the acquisition.
Goodwill is reviewed annually for impairment, or more frequently when there are indications that impairment may have occurred. The test involves comparing the carrying value of a cash generating unit (CGU), including goodwill with the present value of the pre-tax cash flows, discounted at a rate of interest that reflects the inherent risks, of the CGU to which the goodwill relates, or the CGU's fair value if this is higher.
Intangible assets
Intangible assets are initially recognised when they are separable or arise from contractual or other legal rights, the cost can be measured reliably and, in the case of intangible assets not acquired in a business combination, where it is probable that future economic benefits attributable to the assets will flow from their use.
For internally generated intangible assets, only costs incurred during the development phase are capitalised. Expenditure in the research phase is expensed when it is incurred.
Intangible assets are stated at cost (which is, in the case of assets acquired in a business combination, the acquisition date fair value) less accumulated amortisation and impairment, if any, and are amortised over their useful lives in a manner that reflects the pattern to which they contribute to future cash flows, generally using the amortisation periods set out below:
Note:
1Exceptions to the above rate relate to useful lives of certain core banking platforms that are assessed individually and, if appropriate, amortised over longer periods ranging from 10 to 15 years.

Intangible assets are reviewed for impairment when there are indications that impairment may have occurred. Intangible assets not yet available for use are reviewed annually for impairment.

		Intangible assets
	Goodwill	Internally generated software	Other software	Core deposits	Brand	Customer lists	Licences and other	Total
	£m	£m	£m	£m	£m	£m	£m	£m
2025
Cost
As at 1 January 2025	5,308	7,280	671	17	7	1,230	219	14,732
Additions	—	1,341	4	—	—	—	—	1,345
Disposals[1]	—	(1,306)	(5)	—	—	—	(3)	(1,314)
Exchange and other movements	(35)	(74)	(4)	—	—	(78)	(14)	(205)
As at 31 December 2025	5,273	7,241	666	17	7	1,152	202	14,558
Accumulated amortisation and impairment
As at 1 January 2025	(858)	(3,897)	(486)	(1)	(2)	(1,073)	(140)	(6,457)
Disposals[1]	—	1,306	4	—	—	—	3	1,313
Amortisation charge[2]	—	(1,135)	(63)	(3)	(1)	(33)	(10)	(1,245)
Impairment charge[2]	—	(8)	(1)	—	—	—	—	(9)
Exchange and other movements	—	41	2	—	—	71	10	124
As at 31 December 2025	(858)	(3,693)	(544)	(4)	(3)	(1,035)	(137)	(6,274)
Net book value	4,415	3,548	122	13	4	117	65	8,284
2024
As at 1 January 2024	5,035	7,190	717	—	7	1,569	156	14,674
Additions	263	1,225	12	17	—	66	66	1,649
Disposals[1]	—	(1,156)	(58)	—	—	(90)	(6)	(1,310)
Exchange and other movements	10	21	—	—	—	(315)	3	(281)
As at 31 December 2024	5,308	7,280	671	17	7	1,230	219	14,732
Accumulated amortisation and impairment
As at 1 January 2024	(858)	(3,965)	(478)	—	(1)	(1,438)	(140)	(6,880)
Disposals[1]	—	1,156	58	—	—	90	6	1,310
Amortisation charge[2]	—	(1,066)	(67)	(1)	(1)	(28)	(5)	(1,168)
Impairment charge[2]	—	(19)	—	—	—	—	—	(19)
Exchange and other movements	—	(3)	1	—	—	303	(1)	300
As at 31 December 2024	(858)	(3,897)	(486)	(1)	(2)	(1,073)	(140)	(6,457)
Net book value	4,450	3,383	185	16	5	157	79	8,275
Notes:
1Disposals pertain to  fully amortised  assets which are  not in use.
2Amortisation charge and impairment charge is part of Infrastructure, Administration and General expenses shown in Note 7.
Goodwill
Goodwill and Intangible assets are allocated to business operations according to business segments as follows:

	2025			2024
	Goodwill	Intangibles	Total	Goodwill	Intangibles	Total
	£m	£m	£m	£m	£m	£m
Barclays UK	3,872	1,013	4,885	3,872	1,042	4,914
Barclays UK Corporate Bank	—	256	256	—	59	59
Barclays UK Private Bank and Wealth Management	95	298	393	95	251	346
Barclays US Consumer Bank	414	516	930	444	513	957
Barclays Investment Bank	—	1,751	1,751	0	1,902	1,902
Head Office	34	35	69	39	58	97
Total	4,415	3,869	8,284	4,450	3,825	8,275
Critical accounting estimates and judgements
Goodwill
Key areas involving a higher degree of judgement or estimation include:

Judgements	Estimates
Identification of cash generating units (CGUs) and allocation of goodwill for impairment testing.	The value-in-use (VIU) of a CGU for impairment testing includes forecasting future cash flows and determination of the discount rate.
The Group does not consider there to be a significant risk of a material adjustment to the carrying amount of goodwill in the next financial year.
Testing goodwill for impairment involves a significant amount of judgement. Goodwill is allocated to CGUs for the purpose of impairment testing. The review of goodwill for impairment involves calculating a value in use (VIU) valuation, which is compared to the carrying value of a CGU associated with the goodwill to determine whether any impairment has occurred. This includes the identification of independent
CGUs across the organisation and the allocation of goodwill to those CGUs.
The calculation of a value in use contains a high degree of uncertainty in estimating the future cash flows and the rates used to discount them.
Key judgements include determining the carrying value of the CGU, the cash flows and discount rates used in the calculation.
•The cash flow forecasts used by management involve judgement and are based upon a view of the prospects of the business and market conditions at the point in time the assessment is prepared, including the potential effect of climate change. The estimation of cash flows is sensitive to the periods for which detailed forecasts are available and to assumptions regarding long-term sustainable cash flows.
•The discount rates applied to the future cash flows also involve judgement. The discount rates used are compared to market participants to ensure that they are appropriate and based on an estimated cost of equity for each CGU.
•The choice of a terminal growth rate used to determine the present value of the future cash flows of the CGUs is also a judgement that can impact the outcome of the assessment. The terminal growth rate and discount rates used may vary due to external market rates and economic conditions that are beyond management’s control, including the potential effect of climate change.
Further details of some of the key judgements are set out below.
2025 impairment review
The 2025 impairment review was performed during Q4 2025, with the approach and analysis set out below.
Determining the carrying value of CGUs
The carrying value for each CGU is the sum of the tangible equity, goodwill and intangible asset balances associated with that CGU.
The Group manages the assets and liabilities of its CGUs with reference to the tangible equity of the respective businesses. That tangible equity is derived from the level of risk weighted assets (RWAs) and capital required to be deployed in the CGU and therefore reflects its relative risk, as well as the level of capital that management consider a market participant would be required to hold and retain to support business growth.
Goodwill is initially allocated to CGUs or groups of CGUs that are expected to benefit from the synergies of the acquisition that generated it.
Goodwill is only reallocated if there is a change in its use or when reporting structures are altered in a way that changes the composition of one or more cash generating units to which goodwill has been allocated.  During H1 2025, Barclays Bank UK Group revised its internal reporting structure to align with strategic changes and allocation of resources. As a result, a new reportable segment of Retail Banking has replaced the previously reported Personal Banking and Barclaycard Consumer UK segments.
Cash flows
The five-year cash flows used in the calculation are based on the formally agreed medium-term plans approved by the Board. These are prepared using macroeconomic assumptions which management consider reasonable and supportable, and reflect business agreed initiatives for the forecast period. The macroeconomic assumptions underpinning the medium-term plan were determined during 2025 and management has considered whether there are subsequent significant changes in those assumptions which would adversely impact the results of the impairment review.
As required by IAS 36, estimates of future cash flows exclude cash inflows or outflows that are expected to arise from restructuring initiatives where a constructive obligation to carry out the plan does not yet exist.
In line with prior year treatment, the Education, Social Housing and Local Authority (ESHLA) portfolio has been excluded from the
Business Banking CGU cash flows. This is a legacy loan portfolio which was previously within the Non-Core bank and was not part of the business to which the goodwill relates. As such, the cash flows relating to this portfolio have been excluded from the Business Banking VIU calculation.
Discount rates
IAS 36 requires that the discount rate used in a value in use calculation reflects the pre-tax rate an investor would require if they were to choose an investment that would generate similar cash flows to those that the entity expects to generate from the asset. In determining the discount rate, management identified the cost of equity associated with market participants that closely resemble the Group's CGUs. The cost of equity has been used as the discount rate in the impairment assessment and applied to the post-tax cash flows of the CGU. This post-tax method incorporates the impact of changing tax rates on the cash flows and is expected to produce the same VIU result as a pre-tax method adjusted for varying tax rates. Using the resultant VIU, the equivalent pre-tax discount rate has been calculated. The cost of equity rate used for all CGUs in this year’s calculation has increased to reflect volatility in markets, an increase in risk free rate and a higher market risk premium rate. The range of equivalent pre-tax discount rates applicable across the CGUs range from  15.2% to 19.6% (2024: 14.7% to
19.2%).
Terminal growth rate
The terminal growth rate is used to estimate the effect of projecting cash flows to the end of an asset’s useful economic life. It is management’s judgement that the cash flows associated with the CGUs will grow in line with the major economies in which the Group operates. Inflation rates are used as an approximation of future growth rates and form the basis of the terminal growth rates applied. The terminal growth rate used is  2.0% (2024: 2.0%).
Outcome of goodwill and intangibles review
The Retail Banking CGU carries the majority of the Group’s goodwill balance, predominantly as a consequence of the Woolwich acquisition. The goodwill within Retail Banking  was £3,243m (2024: £3,243m), of which £2,501m (2024: £2,501m) was attributable to
Woolwich, and within Business Banking was £629m (2024: £629m), fully attributable to Woolwich.
The largest portion of the Group's intangible assets sits within the Barclays Investment Bank CGU, with an allocation of £1,751m (2024:
£1,902m).
Based on management's plans and assumptions the value in use exceeds the carrying value of the CGUs and no impairment has been indicated in 2025.
The outcome of the impairment review for Retail Banking, Business Banking and Barclays US Consumer Bank are set out below:

Cash generating unit	Tangible equity	Goodwill	Intangibles	Carrying value	Value in use	Value in use exceeding carrying value 2025	Value in use exceeding carrying value 2024
	£m	£m	£m	£m	£m	£m	£m
Retail Banking	9,619	3,243	795	13,657	19,961	6,304	1,925
Business Banking	1,987	629	208	2,824	8,069	5,245	3,197
Barclays US Consumer Bank	3,055	414	519	3,988	7,081	3,093	480
Total	14,661	4,286	1,522	20,469	35,111	14,642	5,602
Note:
1For comparative purposes, the 2024 figures have been re-presented to reflect the cash-generating units within the new operating divisions introduced in the first half of 2025. Goodwill related to Retail Banking, which was previously reported under Personal Banking and Barclaycard Consumer UK, has now been reclassified accordingly.
All of the above CGUs have seen an increase in value in use in the period, which is mainly attributable to improved performance expectations.
Sensitivity of key judgements
Headroom is sensitive to possible adverse changes in the key assumptions that support the recoverable amount:
Cash flows: The medium-term plans used to determine the cash flows used in the VIU calculation rely on macroeconomic forecasts, including interest rates, GDP and unemployment, and forecast levels of market and client activity. Interest rate assumptions impact planned cash flows from both customer income and structural hedge contributions and therefore cash flow expectations are highly sensitive to movements in the yield curve. The cash flows also contain assumptions with regard to the prudential and financial conduct regulatory environment which may be subject to change. Given the current level of economic uncertainty, a 10% reduction in cash flows has been provided to show the sensitivity of the outcome to a change in these key assumptions.
Discount rate: The discount rate should reflect the market risk-free rate adjusted for the inherent risks of the business it is applied to.
Management have identified discount rates for comparable businesses and consider these to be a reasonable estimate of a suitable market rate for the profile of the business unit being tested. The risk that these discount rates may not be appropriate is quantified below and shows the impact of a 100bps change in the discount rate.
Terminal growth rate: The terminal growth rate is used to estimate the cash flows into perpetuity based on the expected longevity of the
CGU's businesses. The terminal growth rate is sensitive to uncertainties in the macroeconomic environment. The risk that using inflation data may not be appropriate for its determination is quantified below and shows the impact of 100bps change in the terminal growth rate.
Allocated capital rate: Tangible equity is allocated based on the level of risk weighted assets (RWAs) and capital required to be deployed in the CGU, which is dependent on the relative risk of businesses. The capital rate used in determining the level of tangible equity allocated to the
CGU and its capital cash flows could move over time. The impact of a 50bps increase in capital rate is quantified below.
The sensitivity of the value in use to key judgements in the calculations for certain CGUs holding goodwill balances is set out below:

Cash generating unit	Carrying value	Value in use	Value in use exceeding carrying value	Discount rate	Reduction in headroom				Change required to reduce headroom to zero
					100 bps increase in the discount rate	100 bps decrease in terminal growth rate	50 bps increase to allocated capital rate	10% reduction in forecasted cash flows	Discount rate	Terminal growth rate	Allocated capital rate	Cash flows
	£m	£m	£m	%	£m	£m	£m	£m	%	%	%	%
Retail Banking	13,657	19,961	6,304	19.6	(1,164)	(676)	(428)	(2,189)	7.4	(17.8)	7.4	(28.8)
Barclays US Consumer Bank	3,988	7,081	3,093	16.8	(572)	(368)	(229)	(901)	8.0	(16.8)	6.7	(34.3)
Total	17,645	27,042	9,397